UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

329th Quarterly Report

June 30, 2012

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund declined -6.8% during the second quarter of 2012 compared to the Standard and Poor’s 500 Index which lost -2.8% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which increased 2.2% over the same period. For the first six months of the year, CGM Mutual Fund returned 7.4%, the Standard and Poor’s 500 Index, 9.5% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 2.5%.

Toward the end of the first quarter of 2012, investors seemed to be focusing more on the U.S. economy and rising corporate profits than on deteriorating conditions in the Eurozone. The equity market as measured by the S&P 500 Index delivered a strong showing for the period, up just over 12.5% for the first three months of the year. But then in April, economic reports began to emerge which pointed to a slowdown in the recovery and the market reacted immediately by heading down.

The first quarter increase in 2012 Gross Domestic Product initially was reported at 2.2% and later revised to only 1.9%. The most glaring indicator, however, was the monthly employment report for April, which initially disappointed, and subsequently, was adjusted even further downward: April employment amounted to just 115,000 additions to the workforce and May was even worse with a weak 69,000 new positions filled. By contrast, in April 2011, the economy added 251,000 new jobs, which is just about the minimum number required to start drawing down the unemployment rate.

The Conference Board’s Consumer Confidence Index took a hit in the second quarter of the year, dropping from 69.5 in March to 68.7 in April to 64.4 in May and only 62 in June. Some slowing was evident in manufacturing as well: the Institute for Supply Management’s Purchasing Managers Index (PMI) which measures economic activity in this sector clocked in at 53.5 in May down from 54.8 in April. While PMI readings are still in expansion territory, the pace of growth has slowed.

On a more encouraging note, consumer borrowing increased in March, April and May, marking nine consecutive months of growth. In May alone, consumer borrowing was up by $17.1 billion, boosted in part by the largest one-month jump in credit card debt in more than four years. Also included in consumer borrowing figures are auto and consumer loans though not real estate. Nonetheless, new home sales were up 7.6% from April to May of this year, an increase of 19.8% over May 2011.

Unfortunately, any good news was overshadowed by Europe, which again began to dominate the media. While April was a down month for the S&P 500 Index, May was even worse, erasing nearly all of the market’s first quarter gain.

For the past year, despite growth in corporate earnings and dividends, investors have shifted into fixed income securities. As a result, the equity market is largely unchanged since April of 2011. While dividends have increased, interest rates have declined, hitting a new low on the 10-year Treasury yield of 1.45% on June 1. If one assumes a low 2% inflation rate, an investor in U.S. Treasury bonds today is, in effect, paying the U.S. Treasury to hold his or her money as a result of a negative yield. The dividend yield on the S&P 500 Index at 2.05% is not only higher than the 10-year U.S. Treasury note but also, provides a long term call on the growth of the economy. By even greater contrast, today’s earnings yield on the S&P 500 Index earnings of 7.7% dwarfs the 10-year Treasury bond yield which closed the quarter at 1.65%. On this basis, we believe equities look very attractive.

CGM Mutual Fund was 25.9% invested in short-term government securities and corporate bonds at quarter end. The equity portion of the portfolio held major positions in the money center banking, housing and building materials and airline industries. The Fund’s three largest equity holdings were D.R. Horton, Inc. (housing and building materials), United Continental Holdings, Inc. (airline) and the Lennar Corporation (housing and building materials).

Robert L. Kemp President

July 2, 2012

1

CGM MUTUAL FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2012

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+77.3%	+ 5.9%
5 Years	+ 3.7	+ 0.7
1 Year	– 4.7	– 4.7
3 Months	– 6.8	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the Fund’s cumulative total return and the average annual total return for the ten year period would have been lower.

2

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2012

(unaudited)

COMMON STOCKS

Industry	Percent of Net Assets
Banks – Money Center	16.1%
Housing and Building Materials	12.4
Airlines	12.1
Retail	7.5
Health Care Services	5.4
Leisure	5.0
Home Products	4.1
Oil – Independent Production	2.9
Textile and Apparel	2.4
Media	2.1
Financial Services	1.7
Electronic and Communication Equipment	1.6

BONDS

Industry	Percent of Net Assets
United States Treasury	17.1
Beverages and Tobacco	8.8

SCHEDULE OF INVESTMENTS as of June 30, 2012

(unaudited)

COMMON STOCKS — 73.3% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines — 12.1%
Delta Air Lines, Inc. (b)	2,340,000	$ 25,623,000
United Continental Holdings, Inc. (b)	1,100,000	26,763,000
		52,386,000
Banks – Money Center — 16.1%
Citigroup Inc.	920,000	25,217,200
JPMorgan Chase & Co.	570,000	20,366,100
Morgan Stanley	1,670,000	24,365,300
		69,948,600
Electronic and Communication Equipment —1.6%
NetEase.com, Inc. ADR (b)(c)	115,000	6,767,750

Financial Services — 1.7%
Visa Inc.	58,000	7,170,540

Health Care Services — 5.4%
Herbalife Ltd.	486,500	23,512,545

Home Products — 4.1%
The Sherwin-Williams Company	135,000	17,867,250

See accompanying notes to financial statements.

3

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2012 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Housing and Building Materials — 12.4%
D.R. Horton, Inc.	1,500,000	$ 27,570,000
Lennar Corporation	840,000	25,964,400
		53,534,400
Leisure — 5.0%
Polaris Industries Inc.	305,000	21,801,400

Media — 2.1%
Comcast Corporation	120,000	3,836,400
The Walt Disney Company	105,000	5,092,500
		8,928,900
Oil – Independent Production — 2.9%
Anadarko Petroleum Corporation	130,000	8,606,000
Whiting Petroleum Corporation (b)	100,000	4,112,000
		12,718,000
Retail — 7.5%
Dollar General Corporation (b)	180,000	9,790,200
Dollar Tree, Inc. (b)	170,000	9,146,000
Ross Stores, Inc.	215,000	13,431,050
		32,367,250
Textile and Apparel — 2.4%
Mohawk Industries, Inc. (b)	150,000	10,474,500
TOTAL COMMON STOCKS (Identified cost $308,461,698)		317,477,135

BONDS — 25.9% OF TOTAL NET ASSETS

	Face Amount
Beverages and Tobacco — 8.8%
Altria Group, Inc. 9.950%, 11/10/2038	$24,000,000	38,161,632

United States Treasury — 17.1%
United States Treasury Notes, 0.250%, 05/31/2014	7,000,000	6,991,250
United States Treasury Notes, 0.375%, 10/31/2012	31,400,000	31,423,299
United States Treasury Notes, 0.750%, 03/31/2013	35,500,000	35,642,816
		74,057,365
TOTAL BONDS (Identified cost $98,924,480)		112,218,997

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.01%, 07/02/2012 (Cost $2,725,000)	2,725,000	2,725,000

TOTAL INVESTMENTS — 99.8% (Identified cost $410,111,178)		432,421,132
Cash and receivables		12,454,059
Liabilities		(11,648,031)
TOTAL NET ASSETS — 100.0%		$433,227,160

(a)

See Note 2A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

(unaudited)

Assets

Investments at value (Identified cost $410,111,178)		$ 432,421,132
Cash		2,512
Receivable for:
Securities sold	$11,916,354
Shares of the Fund sold	4,224
Dividends and interest	530,969	12,451,547
Total assets		444,875,191
Liabilities
Payable for:
Securities purchased	10,979,555
Shares of the Fund redeemed	242,368	11,221,923
Accrued expenses:
Management fees	311,505
Trustees’ fees	16,345
Accounting, administration and compliance expenses	16,381
Transfer agent fees	43,368
Other expenses	38,509	426,108
Total liabilities		11,648,031
Net Assets		$ 433,227,160
Net assets consist of:
Capital paid-in		$ 468,357,701
Undistributed net investment income		56,902
Accumulated net realized losses on investments		(57,497,397)
Net unrealized appreciation on investments		22,309,954
Net Assets		$ 433,227,160
Shares of beneficial interest outstanding, no par value		16,522,450
Net asset value per share*		$26.22

*

Shares of the Fund are sold and redeemed at net asset value ($433,227,160 ÷ 16,522,450).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2012

(unaudited)

Investment Income

Income:
Dividends	$ 1,584,055
Interest	1,347,825
2,931,880
Expenses:
Management fees	2,044,146
Trustees’ fees	34,028
Accounting, administration and compliance expenses	101,059
Custodian fees and expenses	36,729
Transfer agent fees	220,904
Audit and tax services	21,532
Legal	28,851
Printing	33,784
Registration fees	15,418
Miscellaneous expenses	2,802
2,539,253
Net investment income	392,627

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	19,131,843
Net unrealized appreciation	13,652,404
Net realized and unrealized gains on investments	32,784,247
Change in Net Assets from Operations	$33,176,874

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

From Operations
Net investment income	$ 392,627	$ 888,940
Net realized gains on investments and foreign currency transactions	19,131,843	7,819,635
Net unrealized appreciation (depreciation) on investments	13,652,404	(103,609,721)
Change in net assets from operations	33,176,874	(94,901,146)

From Distributions to Shareholders
Net investment income	(335,725)	(891,487)
	(335,725)	(891,487)
From Capital Share Transactions
Proceeds from sale of shares	2,681,405	12,339,217
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	298,665	792,138
	2,980,070	13,131,355
Cost of shares redeemed	(36,624,933)	(76,698,394)
Change in net assets derived from capital share transactions	(33,644,863)	(63,567,039)
Total change in net assets	(803,714)	(159,359,672)

Net Assets
Beginning of period	434,030,874	593,390,546
End of period (including undistributed net investment income of $56,902 and $0 at June 30, 2012 and December 31, 2011, respectively)	$433,227,160	$ 434,030,874

Number of Shares of the Fund:
Issued from sale of shares	98,729	438,941
Issued in connection with reinvestment of:
Dividends from net investment income	10,716	32,436
	109,445	471,377
Redeemed	(1,361,051)	(2,841,526)
Net change	(1,251,606)	(2,370,149)

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012		For the Year Ended December 31,
	(unaudited)		2011	2010	2009	2008	2007

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$24.42		$29.46	$25.64	$22.56	$31.80	$27.78
Net investment income (a)	0.02		0.05	0.25	0.45	0.31	0.32
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.80		(5.04)	3.82	3.08	(9.25)	10.33
Total from investment operations	1.82		(4.99)	4.07	3.53	(8.94)	10.65

Dividends from net investment income	(0.02)		(0.05)	(0.25)	(0.45)	(0.30)	(0.33)
Distribution from net short-term realized gains	—		—	—	—	—	(6.22)
Distribution from net long-term realized gains	—		—	—	—	—	(0.08)
Total distributions	(0.02)		(0.05)	(0.25)	(0.45)	(0.30)	(6.63)

Net increase (decrease) in net asset value	1.80		(5.04)	3.82	3.08	(9.24)	4.02
Net asset value at end of period	$26.22		$24.42	$29.46	$25.64	$22.56	$31.80

Total return (%)	7.4		(16.9)	16.0	15.9	(28.2)	38.5

Ratios:
Operating expenses to average net assets (%)	1.12	*	1.09	1.08	1.09	1.05	1.05
Net investment income to average net assets (%)	0.17	*	0.17	0.96	1.97	1.07	1.03
Portfolio turnover (%)	316	*	404	342	417	466	444
Net assets at end of period (in thousands) ($)	433,227		434,031	593,391	549,253	489,887	648,122

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

*    Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2012

(unaudited)

1.

Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2012 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$317,477,135	$ —	$ —

Debt Securities
United States Treasury Notes	—	74,057,365	—
Corporate Bonds	—	38,161,632	—
Commercial Paper	—	2,725,000	—
Total	$317,477,135	$114,943,997	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2011 and has concluded that no provisions for federal income tax are required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$56,902	$ —	$22,169,159

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2012 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$410,251,973	$34,778,895	$(12,609,736)	$22,169,159

For the year ended December 31, 2011, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$9,396,415	$ —	$ 50,268,781	2016
	—	—	24,782,962	2017
Total	$9,396,415	$ —	$ 75,051,743

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2011 and 2010 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2011	$ 891,487	$ —	$ 891,487
2010	$5,064,903	$ —	$5,064,903

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2012, purchases and sales of securities other than United States government obligations and short-term investments aggregated $691,198,510 and $718,786,854, respectively. For long-term government obligations, there were $19,057,227 of purchases and $26,030,078 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2012, the Fund incurred management fees of $2,044,146, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expenses of $101,059 for the period ended June 30, 2012, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $80,545 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2012, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

13

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 to June 30, 2012.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During Period* 01/01/12 – 06/30/12
Actual	$1,000.00	$1,074.48	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.61

*

Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2012 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2012, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite weak performance for the one-year and three-year periods ended December 31, 2011, the Board noted the strong performance of the Fund for the five-year and ten-year periods ended December 31, 2011 and that for such time periods the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2011 and the relatively small size of the Fund, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of other balanced mutual funds included in the Lipper reports, but concluded that this was reasonable due to CGM’s active investment style, the Fund’s long-term performance and the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM’s focus on best execution.

16

CGM MUTUAL FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

17

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR212

Printed in U.S.A.

CGM

Realty Fund

73rd Quarterly Report

June 30, 2012

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 0.4% during the second quarter of 2012 compared to the Standard and Poor’s 500 Index which lost -2.8% and the FTSE NAREIT Equity REITs Index which increased 3.7% over the same period. For the first six months of the year, CGM Realty Fund returned 11.7%, the Standard and Poor’s 500 Index, 9.5% and the FTSE NAREIT Equity REITs Index, 14.9%.

Toward the end of the first quarter of 2012, investors seemed to be focusing more on the U.S. economy and rising corporate profits than on deteriorating conditions in the Eurozone. The equity market as measured by the S&P 500 Index delivered a strong showing for the period, up just over 12.5% for the first three months of the year. But then in April, economic reports began to emerge which pointed to a slowdown in the recovery and the market reacted immediately by heading down.

The first quarter 2012 increase in Gross Domestic Product initially was reported at 2.2% and later revised to only 1.9%. The most glaring indicator, however, was the monthly employment report for April, which initially disappointed, and subsequently, was adjusted even further downward: April employment amounted to just 115,000 additions to the workforce and May was even worse with a weak 69,000 new positions filled. By contrast, in April 2011, the economy added 251,000 new jobs, which is just about the minimum number required to start drawing down the unemployment rate.

The Conference Board’s Consumer Confidence Index took a hit in the second quarter of the year, dropping from 69.5 in March to 68.7 in April to 64.4 in May and only 62 in June. Some slowing was evident in manufacturing as well: the Institute for Supply Management’s Purchasing Managers Index (PMI) which measures economic activity in this sector clocked in at 53.5 in May down from 54.8 in April. While PMI readings are still in expansion territory, the pace of growth has slowed.

On a more encouraging note, consumer borrowing increased in March, April and May, marking nine consecutive months of growth. In May alone, consumer borrowing was up by $17.1 billion, boosted in part by the largest one-month jump in credit card debt in more than four years. Also included in consumer borrowing figures are auto and consumer loans though not real estate. Nonetheless, new home sales were up 7.6% from April to May of this year, an increase of 19.8% over May 2011.

Unfortunately, any good news was overshadowed by Europe, which again began to dominate the media. While April was a down month for the S&P 500 Index, May was even worse, erasing nearly all of the market’s first quarter gain.

For the past year, despite growth in corporate earnings and dividends, investors have shifted into fixed income securities. As a result, the equity market is largely unchanged since April of 2011. While dividends have increased, interest rates have declined, hitting a new low on the 10-year Treasury yield of 1.45% on June 1. If one assumes a low 2% inflation rate, an investor in U.S. Treasury bonds today is, in effect, paying the U.S. Treasury to hold his or her money as a result of a negative yield. The dividend yield on the S&P 500 Index at 2.05% is not only higher than the 10-year U.S. Treasury note but also, provides a long term call on the growth of the economy. By even greater contrast, today’s earnings yield on the S&P 500 Index earnings of 7.7% dwarfs the 10-year Treasury bond yield which closed the quarter at 1.65%. On this basis, we believe equities look very attractive.

CGM Realty Fund was approximately 93.6% invested in REITs at quarter end, including 27.9% in lodging and resorts REITs; 26.2% in residential REITs; 14.6% in retail REITs; 11.6% in office and industrial REITs; 7.3% in self storage REITs; 5.0% in infrastructure REITs; and 1% in diversified REITs. The Fund’s three largest holdings were the REITs Simon Property Group, Inc. (retail), SL Green Realty Corp. (office and industrial) and Essex Property Trust, Inc. (residential).

Robert L. Kemp President

July 2, 2012

1

CGM REALTY FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2012

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+391.9%	+17.3%
5 Years	+ 22.4	+ 4.1
1 Year	+ 3.7	+ 3.7
3 Months	+ 0.4	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

2

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2012

(unaudited)

COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Lodging and Resorts	27.9%
Residential	26.2
Retail	14.6
Office and Industrial	11.6
Self Storage	7.3
Infrastructure	5.0
Diversified	1.0
Other Common Stocks	Percent of Net Assets
Real Estate Services	5.7

SCHEDULE OF INVESTMENTS as of June 30, 2012

(unaudited)

COMMON STOCKS - 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS - 93.6%

	Shares	Value(a)

Diversified — 1.0%
Digital Realty Trust, Inc.	219,500	$ 16,477,865

Infrastructure — 5.0%
American Tower Corporation	1,160,000	81,095,600

Lodging and Resorts — 27.9%
DiamondRock Hospitality Company	7,988,006	81,477,661
Hersha Hospitality Trust	4,564,400	24,100,032
Host Hotels & Resorts, Inc.	6,320,490	99,990,152
LaSalle Hotel Properties	3,300,000	96,162,000
Pebblebrook Hotel Trust	1,665,000	38,811,150
RLJ Lodging Trust	2,761,000	50,056,930
Strategic Hotels & Resorts, Inc. (b)	3,260,000	21,059,600
Sunstone Hotel Investors, Inc. (b)	3,890,000	42,751,100
		454,408,625
Office and Industrial — 11.6%
Boston Properties, Inc.	680,000	73,691,600
SL Green Realty Corp.	1,450,000	116,348,000
		190,039,600

See accompanying notes to financial statements.

3

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2012 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)

Residential — 26.2%
AvalonBay Communities, Inc.	755,000	$ 106,817,400
Camden Property Trust	1,290,000	87,294,300
Equity Residential	1,630,000	101,646,800
Essex Property Trust, Inc.	695,000	106,974,400
Home Properties, Inc.	210,000	12,885,600
Post Properties, Inc.	250,000	12,237,500
		427,856,000
Retail — 14.6%
Simon Property Group, Inc.	1,085,673	168,995,859
Taubman Centers, Inc.	905,000	69,829,800
		238,825,659
Self Storage — 7.3%
Extra Space Storage Inc.	590,000	18,054,000
Public Storage	695,000	100,364,950
		118,418,950

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,160,820,139)		1,527,122,299

OTHER COMMON STOCKS — 5.7%

Real Estate Services — 5.7%
Jones Lang LaSalle Incorporated	1,310,000	92,184,700

TOTAL OTHER COMMON STOCKS (Identified cost $91,969,777)		92,184,700
TOTAL COMMON STOCKS (Identified cost $1,252,789,916)		1,619,306,999
	Face Amount
SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.01%, 07/02/2012 (Cost $8,115,000)	$8,115,000	8,115,000

TOTAL INVESTMENTS — 99.8% (Identified cost $1,260,904,916)		1,627,421,999
Cash and receivables		15,024,976
Liabilities		(11,714,411)
TOTAL NET ASSETS — 100.0%		$1,630,732,564

(a)

See Note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

(unaudited)

Assets

Investments at value:
(Identified cost $1,260,904,916)		$1,627,421,999
Cash		2,344
Receivable for:
Securities sold	$8,693,746
Shares of the Fund sold	473,643
Dividends and interest	5,855,243	15,022,632
Total assets		1,642,446,975
Liabilities
Payable for:
Securities purchased	8,158,621
Shares of the Fund redeemed	2,386,730	10,545,351
Accrued expenses:
Management fees	1,004,797
Trustees’ fees	30,167
Accounting, administration and compliance expenses	40,247
Transfer agent fees	25,125
Other expenses	68,724	1,169,060
Total liabilities		11,714,411
Net Assets		$1,630,732,564
Net assets consist of:
Capital paid-in		$1,497,005,626
Undistributed net investment income		3,767,173
Accumulated net realized losses on investments		(236,557,318)
Net unrealized appreciation on investments		366,517,083
Net Assets		$1,630,732,564
Shares of beneficial interest outstanding, no par value		54,554,934
Net asset value per share*		$29.89

*

Shares of the Fund are sold and redeemed at net asset value ($1,630,732,564 ÷ 54,554,934).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2012

(unaudited)

Investment Income

Income:
Dividends	$ 14,200,992
Interest	1,038
14,202,030
Expenses:
Management fees	6,242,061
Trustees’ fees	61,824
Accounting, administration and compliance expenses	248,304
Custodian fees and expenses	97,171
Transfer agent fees	251,736
Audit and tax services	21,532
Legal	100,127
Printing	55,571
Registration fees	24,660
Line of credit commitment fee	10,845
Miscellaneous expenses	4,740
7,118,571
Net investment income	7,083,459

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	36,136,472
Net unrealized appreciation	132,438,501
Net realized and unrealized gains on investments	168,574,973
Change in Net Assets from Operations	$175,658,432

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

From Operations
Net investment income	$ 7,083,459	$ 14,940,573
Net realized gains on investments	36,136,472	57,927,596
Net unrealized appreciation (depreciation) on investments	132,438,501	(62,655,127)
Change in net assets from operations	175,658,432	10,213,042

From Distributions to Shareholders
Net investment income	(3,316,286)	(15,584,335)
	(3,316,286)	(15,584,335)

From Capital Share Transactions
Proceeds from sale of shares	82,404,874	225,257,334
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	2,610,742	12,233,086
	85,015,616	237,490,420
Cost of shares redeemed	(143,306,223)	(354,941,823)
Change in net assets derived from capital share transactions	(58,290,607)	(117,451,403)
Total change in net assets	114,051,539	(122,822,696)

Net Assets
Beginning of period (including undistributed net investment income of $3,767,173 and $0 at June 30, 2012 and December 31, 2011, respectively)	1,516,681,025	1,639,503,721
End of period	$1,630,732,564	$1,516,681,025

Number of Shares of the Fund:
Issued from sale of shares	2,857,897	8,153,631
Issued in connection with reinvestment of:
Dividends from net investment income	85,824	437,166
	2,943,721	8,590,797
Redeemed	(4,961,093)	(13,214,290)
Net change	(2,017,372)	(4,623,493)

See accompanying notes to financial statements.

6

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012		For the Year Ended December 31,
	(unaudited)		2011		2010	2009	2008	2007

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$26.81		$26.79		$20.88	$16.22	$31.45	$27.06
Net investment income (a)	0.13		0.25		0.22	0.61	0.72	0.27
Net realized and unrealized gains (losses) on investments	3.01		0.04	(b)	5.93	4.79	(15.34)	9.06
Total from investment operations	3.14		0.29		6.15	5.40	(14.62)	9.33

Dividends from net investment income	(0.06)		(0.27)		(0.24)	(0.62)	(0.61)	(0.25)
Distribution from net short-term realized gains	—		—		—	—	—	(2.08)
Distribution from net long-term realized gains	—		—		—	—	—	(2.61)
Distribution from tax return of capital	—		—		—	(0.12)	—	—
Total distributions	(0.06)		(0.27)		(0.24)	(0.74)	(0.61)	(4.94)

Net increase (decrease) in net asset value	3.08		0.02		5.91	4.66	(15.23)	4.39
Net asset value at end of period	$29.89		$26.81		$26.79	$20.88	$16.22	$31.45

Total return (%)	11.7		1.0		29.5	34.4	(46.9)	34.4

Ratios:
Operating expenses to average net assets (%)	0.89	*	0.88		0.89	0.93	0.86	0.86
Net investment income to average net assets (%)	0.89	*	0.91		0.93	3.73	2.62	0.86
Portfolio turnover (%)	52	*	69		133	170	218	200
Net assets at end of period (in thousands) ($)	1,630,733		1,516,681		1,639,504	1,266,193	1,042,063	1,998,461

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

*

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2012

(unaudited)

1.

Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2012 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,619,306,999	$ —	$ —

Debt Securities
Commercial Paper	—	8,115,000	—
Total	$1,619,306,999	$8,115,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2011 and has concluded that no provisions for federal income tax are required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$3,767,173	$ —	$364,055,858

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2012 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,263,366,141	$365,449,346	$(1,393,488)	$364,055,858

For the year ended December 31, 2011, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$56,084,195	$ —	$ 40,634,274	2016
	—	—	229,541,228	2017
Total	$56,084,195	$ —	$270,175,502

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2011 and 2010 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2011	$15,584,335	$ —	$ —	$15,584,335
2010	$14,713,571	$ —	$ —	$14,713,571

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2012 purchases and sales of securities other than United States government obligations and short-term investments aggregated $416,770,557 and $470,140,234, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2012, the Fund incurred management fees of $6,242,061, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Oxley Act of 2002. The accounting, administration and compliance expenses of $248,304 for the period ended June 30, 2012 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $176,076 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2012, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.11% per annum through June 13, 2012 and then incurs a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly through June 12, 2013. There were no borrowings under the line of credit during the period ended June 30, 2012.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

13

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 to June 30, 2012.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During Period* 01/01/12 – 06/30/12
Actual	$1,000.00	$1,117.08	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.47

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2012 are available without charge, upon request by calling 800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2012, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the five-year and ten-year periods ended December 31, 2011 and that for such time periods the Fund exceeded the median performance for the other mutual funds included in the Lipper reports (ranking in the first percentile for both the five-year and ten-year periods ended December 31, 2011). The Board noted the weak performance of the Fund for the one-year and three-year periods ended December 31, 2011. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2011, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board considered that the advisory fee paid by the Fund was somewhat above the median for its Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style, the long-term performance of the Fund, and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

16

CGM REALTY FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

17

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR212

Printed in U.S.A.

CGM

Focus Fund

59th Quarterly Report

June 30, 2012

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund declined -12.6% during the second quarter of 2012 compared to the Standard and Poor’s 500 Index which lost -2.8% over the same period. For the first six months of the year, CGM Focus Fund returned 1.8% while the Standard and Poor’s 500 Index grew 9.5%.

Toward the end of the first quarter of 2012, investors seemed to be focusing more on the U.S. economy and rising corporate profits than on deteriorating conditions in the Eurozone. The equity market as measured by the S&P 500 Index delivered a strong showing for the period, up just over 12.5% for the first three months of the year. But then in April, economic reports began to emerge which pointed to a slowdown in the recovery and the market reacted immediately by heading down.

The first quarter 2012 increase in Gross Domestic Product initially was reported at 2.2% and later revised to only 1.9%. The most glaring indicator, however, was the monthly employment report for April, which initially disappointed, and subsequently, was adjusted even further downward: April employment amounted to just 115,000 additions to the workforce and May was even worse with a weak 69,000 new positions filled. By contrast, in April 2011, the economy added 251,000 new jobs, which is just about the minimum number required to start drawing down the unemployment rate.

The Conference Board’s Consumer Confidence Index took a hit in the second quarter of the year, dropping from 69.5 in March to 68.7 in April to 64.4 in May and only 62 in June. Some slowing was evident in manufacturing as well: the Institute for Supply Management’s Purchasing Managers Index (PMI) which measures economic activity in this sector clocked in at 53.5 in May down from 54.8 in April. While PMI readings are still in expansion territory, the pace of growth has slowed.

On a more encouraging note, consumer borrowing increased in March, April and May, marking nine consecutive months of growth. In May alone, consumer borrowing was up by $17.1 billion, boosted in part by the largest one-month jump in credit card debt in more than four years. Also included in consumer borrowing figures are auto and consumer loans though not real estate. Nonetheless, new home sales were up 7.6% from April to May of this year, an increase of 19.8% over May 2011.

Unfortunately, any good news was overshadowed by Europe, which again began to dominate the media. While April was a down month for the S&P 500 Index, May was even worse, erasing nearly all of the market’s first quarter gain.

For the past year, despite growth in corporate earnings and dividends, investors have shifted into fixed income securities. As a result, the equity market is largely unchanged since April of 2011. While dividends have increased, interest rates have declined hitting a new low on the 10-year Treasury yield of 1.45% on June 1. If one assumes a low 2% inflation rate, an investor in U.S. Treasury bonds today is, in effect, paying the U.S. Treasury to hold his or her money as a result of a negative yield. The dividend yield on the S&P 500 Index at 2.05% is not only higher than the 10-year U.S. Treasury note but also, provides a long term call on the growth of the economy. By even greater contrast, today’s earnings yield on the S&P 500 Index earnings of 7.7% dwarfs the 10-year Treasury bond yield which closed the quarter at 1.65%. On this basis, we believe equities look very attractive.

CGM Focus Fund held major positions in the money center banking, airline and housing and building materials industries. The Fund’s three largest holdings were Delta Air Lines, Inc., D.R. Horton, Inc. (housing and building materials) and Citigroup Inc. (money center banking).

Robert L. Kemp President

July 2, 2012

CGM FOCUS FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2012

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+83.1%	+ 6.2%
5 Years	–26.8	– 6.1
1 Year	–18.2	–18.2
3 Months	–12.6	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2012

(unaudited)

COMMON STOCKS

Industry	Percent of Net Assets
Banks – Money Center	25.0%
Airlines	19.5
Housing and Building Materials	14.7
Health Care Services	5.8
Leisure	5.2
Home Products	5.1
Electronic and Communication Equipment	4.9
Steel	4.9
Textile and Apparel	4.7
Drugs	3.9
Media	3.1
Oil – Independent Production	2.2
Retail	1.3

SCHEDULE OF INVESTMENTS as of June 30, 2012

(unaudited)

COMMON STOCKS — 100.3% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines — 19.5%
Delta Air Lines, Inc. (b)	14,100,000	$ 154,395,000
Southwest Airlines Co.	3,920,000	36,142,400
United Continental Holdings, Inc. (b)	4,540,000	110,458,200
		300,995,600
Banks – Money Center — 25.0%
Bank of America Corporation	9,700,000	79,346,000
Citigroup Inc. (c)	4,270,000	117,040,700
JPMorgan Chase & Co.	2,430,000	86,823,900
Morgan Stanley (c)	7,060,000	103,005,400
		386,216,000
Drugs — 3.9%
Watson Pharmaceuticals, Inc. (b)	825,000	61,041,750

Electronic and Communication Equipment — 4.9%
Apple Inc. (b)	130,600	76,270,400

Health Care Services — 5.8%
Herbalife Ltd. (c)	1,850,000	89,410,500

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2012 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Home Products — 5.1%
The Sherwin-Williams Company	600,000	$ 79,410,000

Housing and Building Materials — 14.7%
D.R. Horton, Inc. (c)	6,690,000	122,962,200
Lennar Corporation	3,400,000	105,094,000
		228,056,200
Leisure — 5.2%
Polaris Industries Inc. (c)	1,136,600	81,244,168

Media — 3.1%
Comcast Corporation	380,000	12,148,600
Discovery Communications, Inc. (b)	660,000	35,640,000
		47,788,600
Oil – Independent Production — 2.2%
Continental Resources, Inc. (b)	500,000	33,310,000

Retail — 1.3%
Ross Stores, Inc.	320,000	19,990,400

Steel — 4.9%
The Timken Company	1,640,000	75,095,600

Textile and Apparel — 4.7%
V.F. Corporation	550,000	73,397,500
TOTAL COMMON STOCKS (Identified cost $1,564,047,652)		1,552,226,718

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS
	Face Amount
American Express Credit Corporation, 0.01%, 07/02/2012 (Cost $9,825,000)	$9,825,000	9,825,000

TOTAL INVESTMENTS — 101.0% (Identified cost $1,573,872,652)		1,562,051,718
Cash and receivables		94,329,000
Liabilities		(109,074,985)
TOTAL NET ASSETS — 100.0%		$1,547,305,733

SECURITIES SOLD SHORT (Proceeds $75,820,199)
	Face Amount	Value(a)
United States Treasury Notes, 3.125%, 02/15/2042	$80,000,000	$ 85,924,960
		$ 85,924,960

(a)

See Note 2A.

(b)

Non-income producing security.

(c)

A portion of this security has been segregated as collateral in connection with short sale investments. (See Note 2E).

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

(unaudited)

Assets

Investments at value (Identified cost $1,573,872,652)		$ 1,562,051,718
Cash		1,041
Deposits with brokers for short sales		74,495,647
Receivable for:
Securities sold	$19,664,693
Shares of the Fund sold	68,063
Dividends and interest	99,556	19,832,312
Total assets		1,656,380,718
Liabilities
Securities sold short at current market value (Proceeds $75,820,199)		85,924,960
Payable for:
Securities purchased	16,379,351
Shares of the Fund redeemed	4,394,248
Interest payable	942,654	21,716,253
Accrued expenses:
Management fees	1,173,204
Trustees’ fees	32,842
Accounting, administration and compliance expenses	44,861
Transfer agent fees	75,194
Other expenses	107,671	1,433,772
Total liabilities		109,074,985
Net Assets		$ 1,547,305,733
Net assets consist of:
Capital paid-in		$ 4,626,645,318
Undistributed net investment loss		(3,087,003)
Accumulated net realized losses on investments		(3,054,326,887)
Net unrealized depreciation on investments:
Long positions		(11,820,934)
Short positions		(10,104,761)
Net Assets		$ 1,547,305,733
Shares of beneficial interest outstanding, no par value		59,253,473
Net asset value per share*		$26.11

*

Shares of the Fund are sold and redeemed at net asset value ($1,547,305,733 ÷ 59,253,473).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2012

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $37,527)	$ 7,355,088
Interest	2,165
7,357,253
Expenses:
Management fees	8,288,185
Trustees’ fees	67,203
Accounting, administration and compliance expenses	276,769
Custodian fees and expenses	103,989
Transfer agent fees	543,016
Audit and tax services	21,532
Legal	112,048
Printing	96,940
Registration fees	20,657
Line of credit commitment fee	22,237
Interest expense on short sales	887,752
Miscellaneous expenses	3,928
10,444,256
Net investment loss	(3,087,003)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:	55,432,191
Long transactions	(1,379,454)
Short transactions	54,052,737
Net unrealized appreciation (depreciation):
Long transactions	7,386,487
Short transactions	(10,104,761)
(2,718,274)
Net realized and unrealized gains on investments	51,334,463
Change in Net Assets from Operations	$ 48,247,460

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

From Operations
Net investment loss	$ (3,087,003)	$ (3,680,722)
Net realized gains on investments	54,052,737	85,735,626
Net unrealized depreciation on investments	(2,718,274)	(823,390,681)
Change in net assets from operations	48,247,460	(741,335,777)

From Capital Share Transactions
Proceeds from sale of shares	52,615,420	145,098,322
Cost of shares redeemed	(272,057,029)	(947,717,681)
Change in net assets derived from capital share transactions	(219,441,609)	(802,619,359)
Total change in net assets	(171,194,149)	(1,543,955,136)

Net Assets
Beginning of period	1,718,499,882	3,262,455,018
End of period (including undistributed net investment loss of $3,087,003 and $0 at June 30, 2012 and December 31, 2011, respectively)	$1,547,305,733	$1,718,499,882

Number of Shares of the Fund:
Issued from sale of shares	1,916,786	4,485,932
Redeemed	(9,653,342)	(31,256,825)
Net change	(7,736,556)	(26,770,893)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012		For the Year Ended December 31,
	(unaudited)		2011	2010	2009	2008		2007
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$25.65		$34.80	$29.75	$26.96	$52.49		$34.68
Net investment income (loss) (a)(b)	(0.05)		(0.05)	(0.11)	(0.03)	0.20		0.06
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.51		(9.10)	5.16	2.85	(25.51)		27.71
Total from investment operations	0.46		(9.15)	5.05	2.82	(25.31)		27.77

Dividends from net investment income	—		—	—	(0.03)	(0.22)		(0.05)
Distribution from net short-term realized gains	—		—	—	—	—		(8.21)
Distribution from net long-term realized gains	—		—	—	—	—		(1.70)
Total distributions	—		—	—	(0.03)	(0.22)		(9.96)
Net increase (decrease) in net asset value	0.46		(9.15)	5.05	2.79	(25.53)		17.81
Net asset value at end of period	$26.11		$25.65	$34.80	$29.75	$26.96		$52.49

Total return (%)	1.8		(26.3)	17.0	10.5	(48.2)		80.0

Ratios:
Operating expenses to average net assets (%)	1.09	*	1.05	1.03	1.02	0.97		0.99
Dividends and interest on short positions to average net assets (%)	0.10	*	—	—	0.21	0.39		0.28
Total expenses to average net assets (%)	1.19	*	1.05	1.03	1.23	1.36		1.27

Net investment income (loss) to average net assets (%)	(0.35)	*	(0.15)	(0.36)	(0.10)	0.44		0.14
Portfolio turnover (%)	418	*	496	363	464	504	(c)	384
Net assets at end of period (in thousands) ($)	1,547,306		1,718,500	3,262,455	3,640,297	4,178,899		5,536,114

(a) Net investment income (loss) per share excluding all related short sale income and
expenses ($)	(0.04)		(0.05)	(0.11)	0.03	0.32		(0.02)

(b)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)

Portfolio turnover excludes the impact of assets resulting from a merger with the CGM Capital Development Fund on June 20, 2008.

*

Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2012

(unaudited)

1.

Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/ or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2012 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,552,226,718	$ —	$ —

Debt Securities
Commercial Paper	—	9,825,000	—
Total	$1,552,226,718	$ 9,825,000	$ —

Shorts:
Debt Securities
United States Treasury	—	(85,924,960)	—
Total	$ —	$(85,924,960)	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2011 and has concluded that no provisions for federal income tax are required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$(11,838,049)

The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2012 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,573,889,767	$116,833,318	$(128,671,367)	$(11,838,049)

For the year ended December 31, 2011, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$126,953,014	$ —	$1,494,593,946	2016
	—	—	1,572,159,776	2017
Total	$126,953,014	$ —	$3,066,753,722

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2012 was $108,007,000 and the value of cash held in a segregated account was $74,495,647, a portion of which may have been restricted at June 30, 2012.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2012, purchases and sales of securities other than United States government obligations and short-term investments aggregated $3,609,465,050 and $3,830,216,809, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2012, the Fund incurred management fees of $8,288,185, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $276,769, for the period ended June 30, 2012, are shown separately in the Statement of Operations. These expenses includes the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $194,544 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2012, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 15, 2012. There were no borrowings under the line of credit during the period ended June 30, 2012.

7.

Guarantees and indemnifications —Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 to June 30, 2012.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During Period* 01/01/12 – 06/30/12
Actual	$1,000.00	$1,017.93	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.96	$5.96

*

Expenses are equal to the Fund’s annualized expense ratio of 1.19%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2012 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2012, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other capital appreciation funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite comparatively poor performance for the one-year, three-year, and five-year periods ended December 31, 2011, the Board noted the strong performance of the Fund for the ten-year period ended December 31, 2011 and that for such ten-year period the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports (ranking in the fourth percentile for the ten-year period ended December 31, 2011), and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2011, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board considered that the advisory fee paid by the Fund was above the median for its Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style, the flexibility of the Fund to sell securities short and to leverage positions, and the long-term performance of the Fund. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

CGM FOCUS FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions n Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR212

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2012, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: August 21, 2012

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date: August 21, 2012